                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 --------------

    The Prospectus is hereby amended and supplemented as follows: Under the heading "Management of the Fund," the third paragraph on Page 16 is deleted and replaced with the following:

        PORTFOLIO MANAGERS. BARTON M. BIGGS, MADHAV DHAR, FRANCINE J. BOVICH AND ANN D. THIVIERGE. Barton M. Biggs has been Chairman and a director of the Adviser since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director of Morgan Stanley Group Inc. and a director and chairman of various registered investment companies to which the Adviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now is a co-head of the Adviser's emerging markets group. He is a portfolio manager of the Fund's Emerging Markets Portfolio, the Emerging Markets and Global Equity Allocation Funds of the Morgan Stanley Fund, Inc., and the Morgan Stanley Emerging Markets Fund, Inc. (a closed-end investment company listed on the New York Stock Exchange). He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Francine Bovich joined the Adviser as a Principal in 1993. She is responsible for product development, portfolio management and communication of the Adviser's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. ("Westwood"), a registered investment adviser. Before joining Westwood, she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management Group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. in Finance from New York University. Ann Thivierge is a Principal of the Adviser. She is a member of the Adviser's asset allocation committee, primarily representing the Total Fund Management team since its inception in 1991. Prior to joining the Adviser in 1986, she spent two years at Edgewood Management Company, a privately held investment management firm. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

                                 --------------

        Under the heading "PROSPECTUS SUMMARY," under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.
                                 --------------

    The Prospectus is hereby amended and supplemented to reflect the addition of a Portfolio Manager to the Emerging Markets Portfolio.

    ADDITION OF PORTFOLIO MANAGER. Marianne L. Hay has joined Madhav Dhar as a portfolio manager with primary responsibility for managing the assets of the Emerging Markets Portfolio. Accordingly, the second paragraph on p. 26 of the Prospectus is deleted and replaced with the following paragraph:

    EMERGING MARKETS PORTFOLIO -- MADHAV DHAR AND MARIANNE L. HAY. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now is a co-head of the Adviser's emerging markets group. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has had primary responsibility for managing the Portfolio's assets since its inception. Marianne L. Hay, a Managing Director of Morgan Stanley & Co. Incorporated, is a co-head of the Adviser's emerging markets group and shares, with Mr. Dhar, primary responsibility for managing the Portfolio's assets. She joined the Adviser in June 1993 to work with the Adviser's senior management covering all emerging markets, asset allocation, product development and client services. Ms. Hay has 17 years of investment experience. Prior to joining the Adviser, she was a director of Martin Currie Investment Management, Ltd. where her responsibilities included geographic asset allocation and portfolio management for global and emerging markets funds, as well as being director in charge of the company's North American clients. Prior to her tenure at Martin Currie Investment Management, Ltd. she worked for the Bank of Scotland and the investment management firm of Ivory and Sime plc. She graduated with an honors degree in genetics from Edinburgh University and holds a Diploma in Education and the qualification of the Association of the Institute of Bankers in Scotland.
                                 --------------

        Under the heading "PROSPECTUS SUMMARY," under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                           U.S. REAL ESTATE PORTFOLIO

                               A PORTFOLIO OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 --------------

    The Prospectus is hereby amended and supplemented as follows: The first sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND POLICIES" on page 10 is deleted and replaced by the following to clarify that the Portfolio can invest in non-U.S. issuers principally engaged in the U.S. real estate industry:

        Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in income producing equity securities of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry.

                                 --------------

        Under the heading "PROSPECTUS SUMMARY," under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held
    by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                               MICROCAP PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 --------------

    The Prospectus is hereby amended and supplemented as follows: The third sentence in the second paragraph under the heading "INVESTMENT OBJECTIVES AND POLICIES -- THE EQUITY GROWTH PORTFOLIO" on page 13 is deleted and replaced by the following:

        The Adviser's universe of potential investments generally comprises companies with market capitalizations of $500 million or more.

                                 --------------

    On page 19, the first sentence under the heading "FOREIGN INVESTMENT" is deleted and replaced by the following:

    The Portfolios may invest in U.S. dollar-denominated securities of foreign issuers trading in U.S. markets and the Equity Growth, Emerging Growth and Aggressive Equity Portfolios may invest in non-U.S. dollar-denominated securities of foreign issuers.

                                 --------------

    On page 19, the last paragraph under the heading "FOREIGN INVESTMENT" is deleted and replaced by the following:

    Investments in securities of foreign issuers are frequently denominated in foreign currencies and, since the Equity Growth, Emerging Growth and Aggressive Equity Portfolios may also temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolios' assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.

                                 --------------

    On page 19 the first sentence under the heading "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS" is deleted and replaced by the following:

    The Equity Growth, Emerging Growth and Aggressive Equity Portfolios may enter into forward foreign currency exchange contracts ("forward contracts"), that provide for the purchase or sale of an amount of a specified foreign currency at a future date.

                                 --------------

        Under the heading "PROSPECTUS SUMMARY," under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 --------------

    The Prospectus is hereby amended and supplemented to reflect a change in Portfolio Managers for the Small Cap Value Equity Portfolio.

    Gary D. Haubold has resigned from Morgan Stanley Asset Management Inc. Gary
G. Schlarbaum and William B. Gerlach now have primary responsibility for managing the assets of the Small Cap Value Equity Portfolio. Accordingly, the third full paragraph on Page 18 is deleted and replaced with the following paragraph:

    PORTFOLIO MANAGERS

    Stephen C. Sexauer and Alford E. Zick, Jr. have primary responsibility for managing the Balanced Portfolio and the Value Equity Portfolio and have had such responsibility since the Portfolios' inception in February and January, 1990, respectively. Gary G. Schlarbaum and William B. Gerlach have had primary responsibility for managing the Small Cap Value Equity Portfolio since January, 1997, and November, 1996, respectively.

Additionally, the first full paragraph on Page 19 of the Prospectus is deleted and replaced with the following paragraphs:

    GARY G. SCHLARBAUM. Mr. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum also is a Director of MAS Fund Distribution, Inc. He previously was with First Chicago Investment Advisers and was a Professor at the Krannert Graduate School at Purdue University. Mr. Schlarbaum holds a B.A. in Economics from Coe College and a Ph.D. in Applied Economics from University of Pennsylvania.

    WILLIAM B. GERLACH. Mr. Gerlach joined the Adviser in July 1996 and has worked with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP for the past five years. He assumed responsibility for the MAS Funds Small Cap Value and Mid Cap Value Portfolios in 1996. Previously, he was with Alphametrics Corporation and Wharton Econometric Forecasting Associates. Mr. Gerlach received a B.A. in Economics from Haverford College.

                                 --------------

        Under the heading "PROSPECTUS SUMMARY," under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                                 GOLD PORTFOLIO

                               A PORTFOLIO OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 --------------

    The Prospectus is further amended and supplemented by changing the following:

        Under the heading "PROSPECTUS SUMMARY," under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal

    Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                             ASIAN EQUITY PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.
                                 --------------

    The Prospectus is further amended and supplemented by changing the following:

        Under the heading "PROSPECTUS SUMMARY," under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held
    by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                         INTERNATIONAL MAGNUM PORTFOLIO

                               A PORTFOLIO OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 --------------

    The prospectus dated May 1, 1996 (the "Prospectus") of the International Magnum Portfolio of the Morgan Stanley Institutional Fund, Inc. (the "Fund") is hereby amended and supplemented as follows:

    The following section is added before the section under the heading "PROSPECTUS SUMMARY:"

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the International Magnum Portfolio for the period ended July 31, 1996 and is part of the Fund's unaudited financial statements which are included in the Fund's Statement of Additional Information (the "SAI"). The SAI is available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                                                                                              CLASS A    CLASS B
                                                                                             ---------  ---------
                                                                                                 PERIOD FROM
                                                                                              MARCH 15, 1996* TO
                                                                                                JULY 31, 1996
                                                                                                 (UNAUDITED)
                                                                                             --------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................................  $   10.00  $   10.00
                                                                                             ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (1)..............................................................       0.03       0.03
    Net Realized and Unrealized Loss on Investments........................................      (0.06)     (0.08)
                                                                                             ---------  ---------
      Total from Investment Operations.....................................................      (0.03)     (0.05)
                                                                                             ---------  ---------
NET ASSET VALUE, END OF PERIOD.............................................................  $    9.97  $    9.95
                                                                                             ---------  ---------
                                                                                             ---------  ---------
TOTAL RETURN...............................................................................      (0.30)%     (0.50)%
                                                                                             ---------  ---------
                                                                                             ---------  ---------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)......................................................  $  65,939  $   2,395
Ratio of Expenses to Average Net Assets (1)................................................       1.00%**      1.25%**
Ratio of Net Investment Income to Average Net Assets (1)...................................       1.71%**      1.66%**
Portfolio Turnover Rate....................................................................          3%         3%
Average Commission Rate....................................................................  $  0.0391  $  0.0391
--------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income...........................................  $    0.02  $    0.02
    Ratios before expense limitation:
      Expenses to Average Net Assets.......................................................       2.15%**      2.68%**
      Net Investment Income to Average Net Assets..........................................       0.56%**      0.23%**
 * Commencement of Operations
** Annualized

                                 --------------

        Under the heading "PROSPECTUS SUMMARY" under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25%, on an annualized basis, of the Class B shares' average daily net assets. Share purchases may be made by sending investments directly to the Fund or through the Distributor. The minimum initial investment for shares in a Portfolio account is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) Portfolio accounts held by certain employees of the Adviser and of its affiliates and (2) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."
                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account, the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment established by Officers of the Fund.

        If the value of a Portfolio account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder. Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Portfolio by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a Portfolio account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.
                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1996

                             FIXED INCOME PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                              HIGH YIELD PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 --------------

    The Prospectus is further amended and supplemented by replacing:

        Under the heading "FUND EXPENSES" on Page 2, the total operating expenses (net of fee waivers) for the Class B shares of the Fixed Income Portfolio have been lowered to 0.60%.

                                 --------------

        Under the heading "ADDITIONAL INVESTMENT INFORMATION" on Page 27 under the subheading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS," the first two paragraphs are deleted and replaced with the following:

        FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In order to remain fully invested and to reduce transaction costs, each Portfolio, except the Money Market and Municipal Money Market Portfolios, may utilize appropriate futures contracts and options on futures contracts to a limited extent. Because transaction costs associated with futures and options may be lower than the costs of investing in stocks directly, it is expected that the use of futures and options on futures contracts to facilitate cash flows may reduce a Portfolio's overall transaction costs.

        Each Portfolio, except the Money Market and Municipal Money Market Portfolios, may enter into futures contracts and options on futures provided that not more than 5% of its total assets are required as deposit to secure obligations under such contracts, and provided further that not more than 20% of its total assets are invested, in the aggregate, in futures contracts and options on futures.

                                 --------------

    Add the following investment policies with respect to the FIXED INCOME AND GLOBAL FIXED INCOME PORTFOLIOS under the heading "ADDITIONAL INVESTMENT INFORMATION" on page 28 before the sub-heading "ADDITIONAL INVESTMENT INFORMATION -- REPURCHASE AGREEMENTS."

        OPTIONS TRANSACTIONS. The Fixed Income and Global Fixed Income Portfolios may write (i.e., sell) covered call options and covered put options on portfolio securities. By selling a covered call option, a Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid assets to purchase the underlying security. Generally, a put option is "covered" if the Portfolio maintains cash, U.S. Government securities or other liquid assets equal to the exercise price of the option, or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

        When a Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

        A Portfolio will write covered put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the options at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position. The writer of a covered put option accepts the risk of a decline in the price of the underlying security.

        A Portfolio may also purchase put or call options. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

        Other risks associated with the use of options are (i) imperfect correlation between the change in market value of the securities held by the Portfolio and the price of options relating to the securities purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for an option. Options that are not traded on and exchange (OTC options) are often considered illiquid and may be difficult to value. In the opinion of the Adviser, the risk that the Portfolio will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market. For more detailed information about options transactions, see "Investment Objectives and Policies" in the Statement of Additional Information.

                                 --------------

    Under the heading "PROSPECTUS SUMMARY" under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and its affiliates may purchase Class A shares subject to conditions, including lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account, containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

        ADDITION OF PORTFOLIO MANAGERS. J. David Germany, Michael B. Kushma and Paul F. O'Brien have joined Robert M. Smith as portfolio managers with primary responsibility for managing the assets of the Global Fixed Income Portfolio. Michael J. Smith no longer has responsibility for managing the assets of the Global Fixed Income Portfolio. Accordingly, the third paragraph on p. 31 of the Prospectus is deleted and replaced with the following paragraph:

        GLOBAL FIXED INCOME PORTFOLIO -- J. DAVID GERMANY, MICHAEL B. KUSHMA, PAUL F. O'BRIEN AND ROBERT M. SMITH. J. David Germany shares primary responsibility for managing the Portfolio's assets. He joined the Adviser in 1996 and has been a portfolio manager with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP ("MAS") since 1991. He was Vice President & Senior Economist for Morgan Stanley & Co. Incorporated ("Morgan Stanley") from 1989 to 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios of the MAS-advised MAS Funds in 1993 and the MAS Funds' Multi-Asset-Class Portfolio in 1994. Mr. Germany was Senior Staff Economist (International Finance and Macroeconomics) to the Council of Economic Advisors -- Executive Office of the President from 1986 through 1987 and an Economist with the Board of Governors of the Federal Reserve System -- Division of International Finance from 1983 through 1987. He holds an A.B. degree (Valedictorian) from Princeton University and a Ph.D. in Economics from the Massachusetts Institute of Technology. Michael B. Kushma, a Principal at Morgan Stanley, joined the firm in 1987. He shares primary responsibility for managing the Portfolio's assets. He was a member of Morgan Stanley's global fixed income strategy group in the fixed income division from 1987-1995 where he became the division's senior government bond strategist. He joined the Adviser in 1995 where he took responsibility for the global fixed income portfolios. Mr. Kushma received an A.B. in economics from Princeton University in 1979, an M. Sc. in economics from the London School of Economics in 1981 and an M.Phil. in economics from Columbia University in 1983. Paul F. O'Brien shares primary responsibility for managing the Portfolio's assets. He joined the Adviser and MAS in 1996. He was head of European Economics from 1993 through 1995 for JP Morgan and as Principal Administrator from 1991 through 1992 for the Organization for Economic Cooperation and Development. He assumed responsibility for the MAS-advised MAS Funds' Global Fixed Income and International Fixed Income Portfolios in 1996. Mr. O'Brien holds a B.S. degree from the Massachusetts Institute of Technology and a Ph.D. in Economics from the University of Minnesota. Robert Smith, a Principal of Morgan Stanley, joined the Adviser in June 1994 and has shared primary responsibility for managing the Portfolio's assets since July 1994. Prior to joining the Adviser he spent eight years as Senior Portfolio Manager -- Fixed Income at the State of Florida Pension Fund. Mr. Smith's responsibilities included active total-rate-of-return management of long term portfolios and supervision of other fixed income managers. A graduate of Florida State University with a B.S. in Business, Mr. Smith also received an M.B.A. -- Finance from Florida State and holds a Chartered Financial Analyst (CFA) designation.

                                 --------------

        ADDITION OF PORTFOLIO MANAGERS. Thomas L. Bennett and Stephen F. Esser have joined Robert Angevine as portfolio managers with primary responsibility for managing the assets of the High Yield Portfolio. Accordingly, the last paragraph on p. 31 of the Prospectus is deleted and replaced with the following paragraph:

        HIGH YIELD PORTFOLIO -- ROBERT ANGEVINE, THOMAS L. BENNETT AND STEPHEN F. ESSER. Robert Angevine is a Principal of the Adviser and the Portfolio Manager for high yield investments. He shares primary responsibility for managing the Portfolio's assets. Prior to joining the Adviser in October 1988, he spent over eight years at Prudential Insurance where he was responsible for the largest open-end high yield mutual fund in the country. Mr. Angevine also manages high yield assets for one of the largest corporate pension funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received an M.B.A. from Fairleigh Dickinson University and a B.A. in Economics from Lafayette College. He served two years as a Lieutenant in the U.S. Army. Thomas L. Bennett shares responsibility for managing the Portfolio's assets. He joined the Adviser in 1996 and has been a portfolio manager with MAS since 1984. Mr. Bennett assumed responsibility for the MAS-advised MAS Funds' Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the High Yield Portfolio in 1985, the Fixed Income Portfolio II in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992 and the Multi-Asset-Class Portfolio in 1994. Mr. Bennett also is the Chairman of the MAS Funds and has a B.S. degree (Chemistry) and an M.B.A. from the University of Cincinnati. Stephen F. Esser shares primary responsibility for managing the Portfolio's assets. He joined the Adviser in 1996 and has been a portfolio manager with MAS since 1988. He assumed responsibility for the MAS-advised MAS Funds' High Yield Portfolio in 1989. Mr. Esser is a member of the New York Society of Security Analysts and has a B.S. degree (Summa Cum Laude; Phi Beta Kappa) from the University of Delaware.

                                 --------------

        ADDITION OF PORTFOLIO MANAGERS. Ellen D. Harvey, Christian G. Roth and Scott F. Richard have joined Abigail Jones Feder and Kenneth R. Holley as portfolio managers with primary responsibility for managing the assets of the Money Market Portfolio. Accordingly, the first paragraph on p. 32 of the Prospectus is deleted and replaced with the following paragraph:

        MONEY MARKET PORTFOLIO -- ABIGAIL JONES FEDER, KENNETH R. HOLLEY, ELLEN D. HARVEY, CHRISTIAN G. ROTH AND SCOTT F. RICHARD. Abigail Feder is a Principal of Morgan Stanley and shares responsibility for managing short-term taxable and tax-exempt portfolios. Ms. Feder joined Morgan Stanley's Corporate Finance Department in 1985. In 1987 she joined the Adviser as a Marketing Analyst and was promoted to a Marketing Director in 1988. She joined the Fixed Income Group as a Portfolio Manager in 1989 and she became a Vice President in 1992. Ms. Feder holds a B.A. from Vassar College. Kenneth R. Holley joined the Adviser as a short-term fixed income portfolio manager in July, 1993. Prior thereto, he worked for 2 1/2 years as a Finance Officer for the African Development Bank implementing trading strategies for the bank's $1 billion short to intermediate U.S. dollar portfolio. Prior to joining the ADB, Mr. Holley spent 1 1/2 years with Ward and Associates Asset Management as a Vice President responsible for fixed income strategy. Before Ward and Associates he worked in the fixed income department of Salomon Brothers, Inc. Mr. Holley holds a B.S. degree in Engineering from University of Pennsylvania and an M.B.A. from the Wharton School. Mr. Barth and Ms. Feder have had primary responsibility for managing the Portfolio's assets since inception. Mr. Holley has shared primary responsibility for managing the Portfolio's assets since August, 1993. Ellen D. Harvey shares primary responsibility for managing the Portfolio's assets. She joined the Adviser in 1996 and has been a portfolio manager with MAS since 1984. She assumed responsibility for the MAS-advised Cash Reserves Portfolio in 1990, the Limited Duration Portfolio in 1992 and the Intermediate Duration Portfolio in 1994. Ms. Harvey holds an A.B. in economics from Princeton University and an M.A. in economics from George Washington University. Christian G. Roth shares primary responsibility for managing the Portfolio's assets. He joined the Adviser in 1996 and has been a portfolio manager with MAS since 1991. He served as Senior Associate, Dean Witter Capital Corporation from 1987 to 1991. He assumed responsibility for the MAS-advised Limited Duration and Intermediate Duration Portfolios in 1994. Mr. Roth holds a B.S. from The Wharton School of the University of Pennsylvania. Scott F. Richard shares primary responsibility for managing the Portfolio's assets. He joined the Adviser in 1996 and has been a portfolio manager with MAS since 1992. He served as Vice President, Head of Fixed Income Research & Model Development for Goldman, Sachs & Co. from 1987 to 1991 and as Head of Mortgage Research in 1992. He assumed responsibility for the MAS-advised Mortgage-Backed Securities Portfolio in 1992 and the Limited Duration, Intermediate Duration, Municipal and PA Municipal Portfolios in 1994. Mr. Richard holds a B.S. from Massachusetts Institute of Technology and a D.B.A. from Harvard Graduate School of Business Administration.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 24, 1997
                    TO THE PROSPECTUS DATED AUGUST 22, 1996

                              TECHNOLOGY PORTFOLIO

                               A PORTFOLIO OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

                                 --------------

    The Prospectus is hereby amended and supplemented to reflect the deletion of Dennis B. Sherva as Portfolio Manager of the Technology Portfolio.

    DELETION OF PORTFOLIO MANAGER. Dennis B. Sherva no longer shares primary responsibility for managing the assets of the Portfolio. Accordingly, the third paragraph on p. 19 of the Prospectus is deleted and the second paragraph on p. 19 of the Prospectus is deleted and replaced with the following:

    PORTFOLIO MANAGER. CHRISTOPHER R. BLAIR. Christopher Blair joined the Adviser in 1993 as the Technology and Telecommunications Analyst for the emerging growth stock group. Previously, he had been a Financial Analyst for two years in Morgan Stanley's Corporate Finance Department, where he focused on the telecommunications and technology sectors. Mr. Blair graduated with distinction from McGill University, where he received a B.A. in Political Science and Economics. Mr. Blair has had primary management responsibility for the Portfolio since its inception.

                                 --------------

        Under the heading "PROSPECTUS SUMMARY" under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25%, on an annualized basis, of the Class B shares' average daily net assets. Share purchases may be made by sending investments directly to the Fund or through the Distributor. The minimum initial investment for shares in a Portfolio account is $250,000 for Class A shares and $50,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) Portfolio accounts held by certain employees of the Adviser and of its affiliates and (2) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
     SHARES

        For a Portfolio account, the minimum initial investment and minimum account size are $250,000 for Class A shares and $50,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment established by Officers of the Fund.

        If the value of a Portfolio account containing Class A shares falls below $250,000 (but remains at or above $50,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $250,000 (but remains at or above $50,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder. Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Portfolio by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a Portfolio account falls below $50,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $50,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE